Schedule of finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Foreign exchange gain	$ 456	$ 3,560	$ 1,380
Interest income		8	16
Total finance income	456	3,568	1,396
Related party loan interest payable	4,022	4,532	4,637
Convertible loan notes and preference shares interest payable	311	298	267
Convertible warrants		413
Lease liability interest payable	112	4	13
Bank interest payable	66	56	49
Foreign exchange losses	1,247	1,533	452
Other finance costs	1,273	197	597
Total finance expense	$ 7,031	$ 7,033	$ 6,015